DIAMOND HILL FUNDS

Diamond Hill Small-Mid Cap Fund

Diamond Hill Mid Cap Fund

Supplement dated December 17, 2025

to the Summary Prospectus Dated February 28, 2025, and

to the Prospectus Dated February 28, 2025 As Amended, and

to the Statement of Additional Information Dated February 28, 2025 As Amended

Effective December 31, 2025, Anthony Philipp is named as a Co-Portfolio Manager of the Diamond Hill Small-Mid Cap Fund and the Diamond Hill Mid Cap Fund.

Summary Prospectus and Prospectus

Accordingly, Page 3 of each respective Summary Prospectus and Pages 5 and 8 of the Prospectus are amended to include Anthony Philipp as a Portfolio Manager, with a Since 12/2025 date.

Accordingly, the table in the Portfolio Managers section on page 45 of the Prospectus is amended to include Mr. Philipp as a Portfolio Manager of the Diamond Hill Small-Mid Cap Fund and the Diamond Mid Cap Fund. In addition, the following biographical information shall also be included in this section.

Mr. Philipp has a Bachelor of Science in engineering (Eta Kappa Nu Honors) from the University of Illinois and a Masters of Business Administration (Dean’s Honors and Distinctions) from Columbia University. He has been an investment professional with the Adviser since March 2024. Mr. Philipp currently serves as a Portfolio Manager for the Adviser. From 2019 to 2024, he was an investment analyst for Hotchkis & Wiley Capital Management. From 2016 to 2019, he was an investment analyst for Ziff Capital Partners. In 2015, he was an MBA analyst for Blue Ridge Capital, and from 2011 to 2014, he was an associate with Flexpoint Ford. From 2008 to 2011, Mr. Philipp was an analyst for Centerview Partners.

Statement of Additional Information

Accordingly, the Portfolio Manager Holdings section on Page 55 is amended to include the following information as of December 16, 2025:

Dollar Range of Shares in the Fund
Fund	Portfolio Manager		$1 – $10,000	$10,001 – $50,000	$50,001 – $100,000	$100,001 – $500,000	$500,001 – $1,000,000	Over $1,000,000
Small-Mid Cap Fund	Anthony Philipp	PM				X
Mid Cap Fund	Anthony Philipp	PM				X

In addition, the Other Accounts Managed section on Page 57 is amended to include the following information as of November 30, 2025:

Name of Portfolio Manager	Account Category	Number of Accounts	Total Assets in Accounts	Number of Accounts Where Advisory Fee is Based on Account Performance	Total Assets in Accounts Where Advisory Fee is Based on Account Performance
Anthony Philipp	Registered Investment Company	2	$1,016,646,718	—	$—
Portfolio Manager, Small-Mid Cap Fund and Mid Cap Fund	Other Pooled Investment Vehicles	3	$228,620,785	—	$—
	Other Accounts	7	$71,902,551	—	$—

YOU SHOULD READ THIS SUPPLEMENT IN CONJUNCTION WITH THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.